Advances for drilling units under construction and related costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advances for drilling units under construction	$ 394,852	$ 622,507	$ 662,313
Ocean Rig Athena
Delivery Date	March 24, 2014
Ocean Rig Apollo
Delivery Date	March 5, 2015
Ocean Rig Santorini
Price per drilling unit	$ 679,470
Advances for drilling units under construction	$ 148,632
Drilling units delivery	2017
Ocean Rig Crete
Price per drilling unit	$ 743,000
Advances for drilling units under construction	$ 108,400
Drilling units delivery	2018
Ocean Rig Amorgos
Price per drilling unit	$ 743,000
Advances for drilling units under construction	$ 76,600
Drilling units delivery	2019